Loss Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Loss Per Share
18. Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(2,407,194)	(767,304)	(185,512)	(26,981)
Accretion on redeemable noncontrolling interests	(106)	(5,725)	(2,422)	(352)
Numerator for basic and diluted net loss per share	(2,407,300)	(773,029)	(187,934)	(27,333)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	373,347,855	378,230,039	377,744,381	377,744,381
Loss per share-basic and diluted	(6.45)	(2.04)	(0.50)	(0.07)

The Company had securities which could potentially dilute basic loss per share in the future, which were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive. Such outstanding securities consist of the share options and unvested restricted shares with the number of 31,733,446, 17,269,396 and 8,316,843, for the years ended December 31, 2016, 2017 and 2018, respectively.